IMPAIRMENT, NET OF REVERSALS	12 Months Ended
Dec. 31, 2018
IMPAIRMENT, NET OF REVERSALS
IMPAIRMENT, NET OF REVERSALS

8.           IMPAIRMENT, NET OF REVERSALS

	Years ended December 31,
	2018	2017
Property, plant and equipment (i)	$—	$21.5
	$—	$21.5

Property, plant and equipment

At December 31, 2017, upon completion of the annual assessment of the carrying values of its CGUs, the Company recorded a net impairment charge of $21.5 million.  The impairment charge was entirely related to property, plant and equipment and included an impairment charge of $253.0 million at Paracatu, partially offset by impairment reversals at Tasiast and Fort Knox of $142.9 million and $88.6 million, respectively. The impairment reversals at Tasiast and Fort Knox were mainly due to an increase in the Company’s short-term and long-term gold price estimates, as well as Tasiast Phase Two and additions to Fort Knox’s mineral reserve estimates. For Tasiast, the reversal represented a partial reversal of the total impairment charges previously recorded. For Fort Knox, the reversal represented a full reversal of the remaining impairment charge recorded in 2015.  The impairment charge at Paracatu was mainly a result of changes in the fiscal regime in Brazil that were considered in the cash flow analysis used to assess its recoverable amount.  The tax impact on the impairment reversal at Paracatu was a recovery of $86.0 million.  The tax impact on the impairment reversal at Fort Knox was an expense of $2.4 million.  There was no tax impact on the impairment reversal at Tasiast.  The net tax recovery of $83.6 million was recorded within income tax expense.  After giving effect to the impairment charge and impairment reversals, the carrying values of Paracatu, Tasiast, and Fort Knox were $1,275.6 million, $1,417.5 million, and $420.2  million, respectively, as at December 31, 2017.

Key assumptions and sensitivity

The significant estimates and assumptions used in the Company’s annual impairment assessments are disclosed in Note 3 and Note 5 to the financial statements. The Company performed a sensitivity analysis on all key assumptions and determined that no reasonably possible change in any of the key assumptions would cause the carrying value of any CGU carrying goodwill to exceed its recoverable amount.